DEC-03-2007 15:44 From: To:2027771030 P.2/2

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
2007
1088

[redacted]

07082286

By Facsimile and First Class Mail

December 3, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS 001-33861

PROCESSED
DEC 04 2007 E
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on November 30, 2007 The Nasdaq Stock Market (the "Exchange") received from Motorcar Parts of America, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END